Financial Instruments (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Percentage of net revenue	10.00%
Percentage of increase or decrease in interest rates	10.00%
Percentage of increase or actual reduction of risk total exposure	1.00%
Percentage of CDI rate	13.03%	12.39%
Percentage of market interest rate	50.00%
Negative working capital (in Brazil Real)	R$ 308,579
Current liabilities (in Brazil Real)	R$ 852,000	R$ 1,391,000
Bottom of Range [Member]
Disclosure of financial liabilities [line items]
Percentage of interest rate	25.00%
Top of Range [Member]
Disclosure of financial liabilities [line items]
Percentage of interest rate	50.00%
Nuvini S.A. 's [Member]
Disclosure of financial liabilities [line items]
Percentage of net revenue	20.00%
Percentage of market interest rate	25.00%
Current liabilities (in Brazil Real)	R$ 232,077,000